FAIR VALUE MEASUREMENT - Fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Gain Loss Included In Earnings	Change in the estimated fair value of warrants
Fair Value, Recurring | Level 3 | Private Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as beginning	$ 1,721
Transfer of Private Warrants to Public Warrants	(536)
Change in fair value	108
Fair value as ending	1,293	$ 1,721
Fair Value, Recurring | Level 3 | Earn Out Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as beginning	597	332
Change in fair value	$ (597)	265
Fair value as ending		$ 597